Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long Term Debt By Maturity [Abstract]
2018	$ 33,370
2019	32,074
2020	424,013
2021	21,175
2022	0
2023 and thereafter	0
Total borrowings	$ 510,632	$ 528,097